Goodwill and Other Intangible Assets	12 Months Ended
Jul. 03, 2022
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

(4) Goodwill and Other Intangible Assets

Goodwill:

The changes in the carrying amount of goodwill for the fiscal years ended July 3, 2022 and June 27, 2021:

Balance June 28, 2020	$724,932
Goodwill resulting from acquisitions made during fiscal 2021	2,350
Foreign currency translation adjustment	(1,126)
Balance as of June 27, 2021	726,156
Goodwill resulting from acquisitions during fiscal 2022	16,706
Goodwill adjustments made during fiscal 2022	(193)
Balance as of July 3, 2022	$742,669

Intangible Assets:

	July 3, 2022				June 27, 2021
	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount
Finite-lived intangible assets:
AMF trade name	2	$9,900	$(8,593)	$1,307	1	$9,900	$(7,920)	$1,980
Bowlmor trade name	0	6,500	(6,500)	—	6	6,500	(2,600)	3,900
Other acquisition trade names	4	1,761	(651)	1,110	7	1,010	(173)	837
Customer relationships	2	21,112	(13,989)	7,123	3	18,370	(10,471)	7,899
Management contracts	2	1,800	(1,443)	357	2	1,800	(1,150)	650
Non-compete agreements	4	2,450	(1,067)	1,383	4	1,200	(514)	686
PBA member, sponsor & media relationships	8	1,400	(504)	896	8	1,400	(322)	1,078
Other intangible assets	4	921	(133)	788		—	—	—
	3	45,844	(32,880)	12,964	4	40,180	(23,150)	17,030
Indefinite-lived intangible assets:
Liquor licenses		9,629	—	9,629		9,027	—	9,027
PBA trade name		3,100	—	3,100		3,100	—	3,100
Bowlero trade name		66,900	—	66,900		66,900	—	66,900
		79,629	—	79,629		79,027	—	79,027
		$125,473	$(32,880)	$92,593		$119,207	$(23,150)	$96,057

The Company reviewed the estimated useful life of its Bowlmor tradename as part of the Company’s plans to rebrand its Bowlmor centers to Bowlero centers. Based on that review, the Company determined that the intangible asset associated with the Company’s Bowlmor tradename has a useful life shorter than initially estimated. During the fiscal quarter ended December 26, 2021, the Company adjusted the remaining useful life of the Bowlmor tradename from 5.75 years to 6 months. The change in useful life was made as a prospective adjustment and resulted in an increase in amortization expense of $3,412 for the fiscal year ended July 3, 2022.

The following table shows amortization expense for finite-lived intangible assets for each reporting period:

	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Amortization expense	$9,461	$6,030

The estimated aggregate amortization expense for finite-lived intangibles included in intangible assets in our consolidated Balance Sheet for the next five fiscal years is as follows:

	2023	2024	2025	2026	2027	Thereafter
Amortization expense	$6,088	$4,453	$879	$648	$370	$526

Favorable and unfavorable leases:

The Company has favorable lease assets of $30,732 and $34,618, net of $14,002 and $12,300 accumulated amortization, reported in other assets in the consolidated balance sheets for the fiscal years ended July 3, 2022 and June 27, 2021, respectively. Total amortization expenses for fiscal years 2022 and 2021 were $4,265 and $3,075, respectively.

The Company has unfavorable lease liabilities of $294 and $1,096, net of $2,537 and $5,135 accumulated amortization, reported in other long-term liabilities in the consolidated balance sheets for the fiscal years ended July 3, 2022 and June 27, 2021, respectively. Total amortization expenses for fiscal years 2022 and 2021 were $478 and $458, respectively.